Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenue	$ 63,066	$ 44,361	$ 121,224	$ 85,821
Cost of revenue	16,543	12,377	31,795	23,716
Gross profit	46,523	31,984	89,429	62,105
Operating expenses
Research and development	8,262	4,948	16,183	10,097
Sales and marketing	30,155	22,866	57,714	44,329
General and administrative	8,614	6,597	17,151	13,053
Total operating expenses	47,031	34,411	91,048	67,479
Loss from operations	(508)	(2,427)	(1,619)	(5,374)
Other income (expense)
Interest income	314	76	553	143
Interest expense	(69)	(76)	(100)	(183)
Foreign exchange (expense) income	(655)	2,719	(1,195)	6,815
Total other income (expense), net	(410)	2,719	(742)	6,775
(Loss) income before income taxes	(918)	292	(2,361)	1,401
Provision for (benefit from) income taxes	421	(11)	878	854
Net (loss) income	$ (1,339)	$ 303	$ (3,239)	$ 547
Net (loss) income per ordinary share
Basic	$ (0.02)	$ 0.01	$ (0.06)	$ 0.01
Diluted	$ (0.02)	$ 0.01	$ (0.06)	$ 0.01
Weighted-average number of ordinary shares outstanding:
Basic	57,027	54,636	56,662	54,462
Diluted	57,027	58,513	56,662	58,022